Other liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other liabilities
Sundry creditors	$ 6,788	$ 3,493
Cash balances undrawn	3,894	5,167
Cash-settled share-based payments		784
Accrued personnel obligations	3,735	2,211
Other obligations	2,337	1,735
Credit and debit card operation balances	2,101	1,690
Other liabilities	$ 18,855	$ 15,080